Commitments and guarantee (Tables)	12 Months Ended
Dec. 31, 2022
Commitments And Guarantee
Schedule of commitments

	December 31, 2022	December 31, 2021
Financial guarantees without registration effect	6,534	5,015
Purchase of energy	2,605	2,746
Total	9,139	7,761

Schedule of guarantee

	December 31, 2022			December 31, 2021
	Guarantee	Restricted cash	Liability (i)	Guarantee	Restricted cash	Liability (i)
Associates and joint ventures	1,522	-	103	1,513	-	542
Assets retirement obligations	644	73	-	605	50	-
Loans and financing	-	-	-	82	-	-
	2,166	73	103	2,200	50	542

(i)	The fair value of these financial guarantees is recorded as “Other financial liabilities” (note 14).